Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 05, 2019
Registrant Name	PROFUNDS
Central Index Key	0001039803
Amendment Flag	false
Document Creation Date	Apr. 05, 2019
Document Effective Date	Apr. 05, 2019
Prospectus Date	May 01, 2018